Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real property dispositions:
Property dispositions	$ 521,722,000	$ 186,050,000	$ 184,382,000
Add: Gain (loss) on sales of properties, net	100,549,000	61,160,000	36,115,000
Sellers financing	(12,000,000)	0	(1,470,000)
Proceeds from sales of real property	610,271,000	247,210,000	219,027,000
Revenues:
Rental income	85,025,000	113,282,000	133,145,000
Other income	0	0	0
Expenses:
Interest expense	18,563,000	27,894,000	30,172,000
Property operating expenses	1,610,000	6,073,000	8,687,000
Provision for depreciation	23,200,000	33,454,000	41,001,000
Income (loss) from discontinued operations, net	41,652,000	45,861,000	53,285,000
Medical Facilities [Member]
Real property dispositions:
Property dispositions	149,344,000	35,295,000	14,092,000
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions	372,378,000	150,755,000	170,290,000
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions	$ 0	$ 0	$ 0